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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY



		Investment Company Act file number 811-21043


                   	  Pioneer High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer High Income Trust
                           SCHEDULE OF INVESTMENTS 12/31/10 (unaudited)
     Principal
     Amount
     USD ($)                                                              Value

                           ASSET BACKED SECURITIES - 2.7% of Net Assets
                           Transportation - 0.2%
                           Airlines - 0.2%
     975,445      (a)      Aviation Capital Group Trust, 0.71%, 11/15/   595,021
     248,016               Continental Airlines, Inc., Series B, 8.499   252,356
                           Total Transportation                          847,377
                           Banks - 0.7%
                           Thrifts & Mortgage Finance - 0.7%
     531,442      (a)      ACE Securities Corp., 0.846%, 12/25/34        416,088
     341,133      (a)      Amortizing Residential Collateral Trust, 1.   140,828
     280,000      (a)      Bear Stearns Asset Backed Securities Trust,   126,573
     577,710               Citigroup Mortgage Loan Trust, Inc., 0.366%   476,889
     187,021      (a)      FBR Securitization Trust, 0.596%, 10/25/35    119,741
     965,000      (a)      Home Equity Asset Trust, 0.356%, 3/25/37      801,039
     335,302      (a)      Residential Asset Securities Corp., 0.476%,   306,106
     250,000      (a)      Security National Mortgage Loan Trust, 6.55   188,125
                           Total Banks                                 2,575,389
                           Diversified Financials - 0.6%
                           Investment Banking & Brokerage - 0.1%
     500,000               Bear Stearns Commercial Mortgage Securities   488,589
                           Other Diversified Financial Services - 0.3%
     1,861,491    (a)      Aircraft Finance Trust, 0.71%, 5/15/24 (144 1,014,513
     112,614      (a)      Aircraft Finance Trust, 0.73%, 5/15/24 (144    97,974
                                                                       1,112,487
                           Specialized Finance - 0.2%
     850,000               Dominos Pizza Master Issuer LLC, 5.261%, 4/   872,313
                           Total Diversified Financials                2,473,389
                           Real Estate - 0.3%
                           Mortgage Real Estate Investment Trust - 0.3%
     471,087               Real Estate Asset Trust, 10.0%, 9/25/40 (14   471,087
     600,000               Credit Suisse First Boston Mortgage Securit   497,587
                           Total Real Estate                             968,674
                           Utilities - 0.9%
                           Multi-Utilities - 0.9%
     3,603,567             Ormat Funding Corp., 8.25%, 12/30/20        3,481,946
                           Total Utilities                             3,481,946
                           TOTAL ASSET BACKED SECURITIES
                           (Cost $9,586,607)                          10,346,775

              COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7% of Net Assets
                           Banks - 0.7%
                           Thrifts & Mortgage Finance - 0.7%
     409,192      (a)      Carrington Mortgage Loan Trust, 0.366%, 2/2   386,718
     1,504,000    (a)      Carrington Mortgage Loan Trust, 0.446%, 2/2   987,205
     372,858      (a)      Countrywide Alternative Loan Trust, 0.576%,   226,282
     299,059      (a)      JPMorgan Mortgage Trust, 4.954%, 11/25/35     289,284
     847,067      (a)      Luminent Mortgage Trust, 0.506%, 7/25/36       53,136
     365,860      (a)      Structured Asset Mortgage Investments, Inc.   237,225
     808,677      (a)      WaMu Mortgage Pass Through Certificates, 0.   677,153
                           Total Banks                                 2,857,003
                           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                           (Cost $3,476,693)                           2,857,003

                           CORPORATE BONDS & NOTES - 110.8% of Net Assets
                           Energy - 11.2%
                           Coal & Consumable Fuels - 1.4%
     1,350,000             Bumi Capital Pte, Ltd., 12.0%, 11/10/16 (14 1,522,125
     2,329,000             Drummond Co., Inc., 9.0%, 10/15/14 (144A)   2,486,208
     1,166,000             Murray Energy Corp., 10.25%, 10/15/15 (144A 1,224,300
                                                                       5,232,633
                           Oil & Gas Drilling - 1.7%
     2,982,936             DDI Holding AS, 9.3%, 1/19/12 (144A)        2,953,107
     1,900,000             Pioneer Drilling Co., 9.88%, 3/15/18        2,009,250
     500,000               Hercules Offshore, Inc., 10.5%, 10/15/17 (1   413,750
     1,085,000             Offshore Group Investments, Ltd., 11.5%, 8/ 1,177,225
                                                                       6,553,332
                           Oil & Gas Equipment & Services - 3.2%
     4,500,000             American Petroleum Tankers LLC, 10.25%, 5/1 4,657,500
     3,000,000             Aquilex Holdings LLC, 11.125%, 12/15/16     3,037,500
     600,000      (a)(b)   DP Producer AS, 0.0%, 12/5/11 (144A)           6,000
     1,515,000             Expro Finance Luxembourg SCA, 8.5%, 12/15/1 1,446,825
     238,581      (b)      Nexus 1 Pte, Ltd., 10.5%, 3/7/12 (144A)         239
     385,386      (a)(b)   PetroProd, Ltd., 0.0%, 1/12/12 (144A)           385
     6,000,000             Sevan Marine ASA, 14.0%, 12/22/14           1,032,258
     4,500,000             Sevan Marine ASA, 13.25%, 8/10/15             809,032
     800,000               Sevan Marine ASA, 12.0%, 8/10/15 (144A)       844,000
     400,000      (a)      Sevan Marine ASA, 3.524%, 5/14/13 (144A)      342,000
                                                                      12,175,739
                           Oil & Gas Exploration & Production - 3.5%
     775,000               Berry Petroleum Co., 10.25%, 6/1/14           889,313
     390,000               Denbury Resources, Inc., 9.75%, 3/1/16        434,850
     1,750,000             Hilcorp Energy I LP,  9.0%, 6/1/16 (144A)   1,850,625
     1,045,000             Mariner Energy, Inc., 11.75%, 6/30/16       1,196,525
     2,125,000             Norse Energy Corp. ASA, 6.5%, 7/14/11       1,870,000
     1,497,000             Norse Energy Corp. ASA, 6.5%, 7/14/11 (144A 1,616,760
NOK  5,000,000             Norwegian Energy Co. AS, 12.9%, 11/20/14      901,075
     3,660,000             Quicksilver Resources, Inc., 7.125%, 4/1/16 3,504,450
     1,250,000    (c)      SandRidge Energy, Inc., 8.625%, 4/1/15      1,279,688
                                                                      13,543,286
                           Oil & Gas Refining & Marketing - 0.9%
     1,000,000             Coffeyville Resources LLC, 10.875%, 4/1/17  1,075,000
     175,000               Petroplus Finance, Ltd., 7.0%, 5/1/17 (144A   154,875
     2,215,000             Tesoro Corp., 9.75%, 6/1/19                 2,453,112
                                                                       3,682,987
                           Oil & Gas Storage & Transportation - 0.5%
     350,000      (a)      Enterprise Products Operating LLC, 8.375%,    375,813
     1,524,000    (a)      Southern Union Co., 7.2%, 11/1/66           1,403,985
                                                                       1,779,798
                           Total Energy                               42,967,775
                           Materials - 17.8%
                           Aluminum - 0.6%
     1,005,585    (a)(c)   Noranda Aluminum Acquisition Corp., 5.274%,   901,255
     1,320,000             Novelis, Inc., 8.75%, 12/15/20 (144A)       1,369,500
                                                                       2,270,755
                           Commodity Chemicals - 2.6%
     3,250,000             Basell Finance Co., 8.1%, 3/15/27 (144A)    3,501,875
     1,350,000             Hexion US Finance Corp., 9.0%, 11/15/20 (14 1,427,625
     221,000               Invista, 9.25%, 5/1/12 (144A)                 224,867
     4,500,000             Methanex Corp., 8.75%, 8/15/12              4,736,250
                                                                       9,890,617
                           Diversified Chemicals - 1.1%
EURO 350,000               Ineos Group Holdings Plc, 7.875%, 2/15/16 (   420,238
     950,000               Momentive Performance Materials, Inc., 9.5% 1,325,445
     2,625,000    (d)      Ineos Group Holdings Plc, 8.5%, 2/15/16 (14 2,500,312
                                                                       4,245,995

                           Diversified Metals & Mining - 1.6%
     1,391,615    (b)(c)   Blaze Recycling & Metals LLC, 13.0%, 7/16/1 1,179,394
     4,070,000             Teck Resources, Ltd., 10.25%, 5/15/16       5,036,625
                                                                       6,216,019
                           Materials - 1.3%
     5,690,000             AGY Holding Corp., 11.0%, 11/15/14          5,142,338
                           Metal & Glass Containers - 1.7%
     2,500,000             AEP Industries, Inc., 7.875%, 3/15/13       2,490,625
     2,400,000             BWAY Holdings Co., 10.13%, 11/5/15 (144A)   2,424,000
     1,450,000             BWAY Holdings Co., 10.0%, 6/15/18 (144A)    1,564,188
                                                                       6,478,813
                           Paper Packaging - 5.0%
     2,000,000             Berry Plastics Corp., 9.5%, 5/15/18         2,005,000
     2,657,034    (a)      Corp Durango SAB de CV, 6.0%, 8/27/16       2,417,901
     6,157,000             Exopack Holdings Corp., 11.25%, 2/1/14      6,387,888
     2,795,000    (d)      Graham Packaging Co., 9.875%, 10/15/14      2,892,825
     3,847,000    (d)      Graphic Packaging International, Inc., 9.5% 3,923,940
     2,250,000             U.S. Corrugated, Inc., 10.0%, 6/1/13        2,137,500
                                                                      19,765,054
                           Paper Products - 1.5%
     2,136,000             ABI Escrow Corp., 10.25%, 10/15/18 (144A)   2,338,920
     2,000,000             Appleton Papers, Inc., 10.5%, 6/15/15 (144A 1,980,000
     776,000               Mercer International, Inc., 9.5%, 12/1/17 (   797,340
     405,000               Clearwater Paper Corp., 10.625%, 6/15/16      462,713
                                                                       5,578,973
                           Specialty Chemicals - 0.2%
     575,000               Vertellus Specialities, Inc., 9.375%, 10/1/   609,500
                                                                         609,500
                           Steel - 2.2%
     4,660,000             Algoma Acquisition Corp., 9.875%, 6/15/15 ( 4,194,000
     2,400,000             CSN Islands VIII Corp., 9.75%, 12/16/13 (14 2,784,000
     1,250,000             Severstal Columbus LLC, 10.25%, 2/15/18 (14 1,325,000
                                                                       8,303,000
                           Total Materials                            68,501,064
                           Capital Goods - 9.3%
                           Aerospace & Defense - 2.0%
     3,600,000             Aeroflex, Inc., 11.75%, 2/15/15             3,960,000
     1,465,000             BE Aerospace, Inc., 8.5%, 7/1/18            1,604,175
     1,984,000             DynCorp International, Inc., 10.375%, 7/1/1 2,033,600
                                                                       7,597,775
                           Building Products - 0.9%
     1,935,000    (b)      Industrias Unidas SA de CV, 11.5%, 11/15/16 1,644,750
     1,790,000             Intcomex, Inc., 13.25%, 12/15/14 (144A)     1,915,300
                                                                       3,560,050
                           Construction & Engineering - 0.3%
     1,375,000             New Enterprise Stone & Lime Co., 11.0%, 9/1 1,306,250
                           Construction & Farm Machinery & Heavy Trucks - 1.3%
     570,000               American Railcar Industries, Inc., 7.5%, 3/   579,975
     3,250,000             Commercial Vehicle Group, Inc., 8.0%, 7/1/1 2,957,500
     383,000               Greenbrier Cos, Inc., 8.375%, 5/15/15         387,787
     774,000      (d)      Manitowoc Co., Inc., 9.5%, 2/15/18            847,530
                                                                       4,772,792
                           Electrical Components & Equipment - 0.6%
     2,000,000             Wireco Worldgroup, 9.5%, 5/15/17 (144A)     2,110,000

                           Industrial Conglomerates - 1.0%
     3,180,000    (b)      Indalex Holding Corp., 11.5%, 2/1/14           35,775
     3,889,000             Park-Ohio Industries, Inc., 8.375%, 11/15/1 3,947,335
                                                                       3,983,110
                           Industrial Machinery - 2.2%
     1,080,000             Liberty Tire Recycling, 11.0%, 10/1/16 (144 1,158,300
     5,170,000             Mueller Water Products, Inc., 7.375%, 6/1/1 4,989,050
     2,440,000             WPE International Cooperatief , 10.375%, 9/ 2,391,200
                                                                       8,538,550
                           Trading Companies & Distributors - 1.0%
     500,000               Avis Budget Car Rental LLC, 9.625%, 3/15/18   538,750
     3,370,000             Wesco Distribution, Inc., 7.5%, 10/15/17    3,407,912
                                                                       3,946,662
                           Total Capital Goods                        35,815,189

                           Commercial & Professional Services - 5.2%
                           Commercial Printing - 0.7%
     2,560,000             Sheridan Acquisition Corp., 10.25%, 8/15/11 2,521,600
                           Diversified Support Services - 1.0%
     4,450,000    (e)      MSX International UK, 12.5%, 4/1/12 (144A)  3,827,000
                           Environmental & Facilities Services - 0.4%
     2,180,000    (b)      Aleris International, Inc., 10.0%, 12/15/16    5,472
     892,000               Brickman Group Holdings, Inc., 9.13%, 11/1/   903,150
     315,000               Casella Waste Systems, Inc., 11.0%, 7/15/14   348,469
     1,275,000    (a)(f)   Ohio Air Quality Development Authority Reve   133,493
                                                                       1,390,584
                           Office Services & Supplies - 3.1%
     11,830,000            Xerox Capital Trust I, 8.0%, 2/1/27        12,037,025
                           Total Commercial & Professional Services   19,776,209
                           Transportation - 2.4%
                           Air Freight & Logistics - 1.4%
EURO 272,000               CEVA Group Plc, 10.0%, 12/1/16 (144A)         332,059
     500,000               AMGH Merger Sub, Inc., 9.25%, 11/1/18 (144A   525,000
     3,351,000             CEVA Group Plc, 11.5%, 4/1/18 (144A)        3,639,063
     720,000               CEVA Group Plc, 11.625%, 10/1/16 (144A)       790,200
                                                                       5,286,322
                           Airlines - 0.2%
     881,000               Delta Airlines, Inc., 9.5%, 9/15/14 (144A)    959,189
                           Trucking - 0.8%
     1,430,000             Syncreon Global Ireland Ltd., 9.5%, 5/1/18  1,451,450
     1,375,000             Swift Services Holdings, Inc., 10.0%, 11/15 1,440,312
                                                                       2,891,762
                           Total Transportation                        9,137,273
                           Automobiles & Components - 3.9%
                           Auto Parts & Equipment - 3.6%
     1,250,000             Allison Transmission, Inc., 11.0%, 11/1/15  1,362,500
     2,761,300             Allison Transmission, Inc., 11.25%, 11/1/15 2,989,107
     950,000      (a)      Pinafore LLC, 9.0%, 10/1/18 (144A)          1,026,000
     4,760,000             Stanadyne Corp., 10.0%, 8/15/14             4,819,500
     1,500,000    (g)      Stanadyne Corp., 12.0%, 2/15/15             1,417,500
     1,836,000    (d)      Tower Automotive Holdings USA LLC, 10.625%, 1,964,520
                                                                      13,579,127
                           Tires & Rubber - 0.3%
     1,165,000             Goodyear Tire & Rubber Co., 10.5%, 5/15/16  1,328,100
                           Total Automobiles & Components             14,907,227
                           Consumer Durables & Apparel - 4.6%
                           Homebuilding - 1.8%
     3,115,000             Beazer Homes USA, Inc., 9.125%, 6/15/18     3,021,550
     750,000               Beazer Homes USA, Inc., 9.13%, 5/15/19 (144   712,500
     3,060,000             Meritage Homes Corp., 6.25%, 3/15/15        3,075,300
                                                                       6,809,350
                           Housewares & Specialities - 1.8%
     1,435,000             Jarden Corp., 7.5%, 5/1/17                  1,512,131
     3,690,000    (d)      Yankee Acquisition Corp., 8.5%, 2/15/15     3,837,600
     1,500,000             Yankee Acquisition Corp., 9.75%, 2/15/17    1,563,750
                                                                       6,913,481
                           Leisure Products - 1.0%
     4,000,000             Icon Health & Fitness, Inc., 11.88%, 10/15/ 4,040,000
                           Total Consumer Durables & Apparel          17,762,831
                           Household & Personal Products - 0.3%
                           Personal Products - 0.3%
     1,050,000             Revlon Consumer Products Corp., 9.75%, 11/1 1,110,375
                           Total Household & Personal Products         1,110,375

                           Consumer Services - 2.6%
                           Casinos & Gaming - 1.4%
     1,650,000    (b)      Buffalo Thunder Development Authority, 9.37   474,375
     975,000               FireKeepers Development Authority, 13.875%, 1,152,938
     1,375,000    (b)      Mashantucket Western Pequot Tribe, 8.5%, 11   180,469
     1,475,000    (f)      Little Traverse Bay Bands of Odawa Indians, 1,209,500
     401,000               Pinnacle Entertainment, Inc., 8.75%, 5/15/2   415,035
     1,585,000             Pokagon Gaming Authority, 10.375%, 6/15/14  1,652,363
     740,000               Shingle Springs Tribal Gaming Authority, 9.   510,600
                                                                       5,595,280
                           Restaurants - 0.7%
     1,400,000    (d)      Blue Acquisition Sub, Inc., 9.88%, 10/15/18 1,491,000
     1,175,000             Dunkin Finance Corp., 9.63%, 12/1/18        1,186,750
                                                                       2,677,750
                           Specialized Consumer Services - 0.5%
EURO 1,750,000             Stonemor Operating LLC, 10.25%, 12/1/17     1,841,875
                           Total Consumer Services                    10,114,905
                           Media - 10.4%
                           Advertising - 2.1%
     2,900,000             Affinity Group, Inc., 11.5%, 12/1/16 (144A) 2,849,250
     2,690,000             MDC Partners, Inc., 11.0%, 11/1/16          2,965,725
     2,600,000             Sitel LLC/Sitel Finance Corp., 11.5%, 4/1/1 2,145,000
                                                                       7,959,975
                           Broadcasting - 5.6%
     1,096,054             CCH II LLC/CCH II Capital Corp., 13.5%, 11/ 1,307,044
     970,000               Hughes Network Systems LLC, 9.5%, 4/15/14   1,000,312
     4,320,000             Hughes Network Systems LLC, 9.5%, 4/15/14   4,455,000
     3,527,831    (c)      Intelsat Bermuda, Ltd., 11.5%, 2/4/17       3,898,253
     2,500,000             Intelsat Corp., 9.25%, 6/15/16              2,700,000
     1,000,000             Intelsat Subsidiary Holding Co., Ltd., 8.5% 1,001,250
     535,000               Telesat Canada, 11.0%, 11/1/15                600,537
     800,000               Telesat Canada, 12.5%, 11/1/17                942,000
     5,380,689    (c)      Univision Communications, Inc., 9.75%, 3/15 5,811,144
                                                                      21,715,540
                           Cable  & Satelite - 1.5%
     570,000               Digitalglobe, Inc., 10.5%, 5/1/14             650,513
     295,000               GeoEye, Inc., 9.625%, 10/1/15                 333,350
EURO 3,390,000             Kabel Deutschland GMBH, 10.75%, 7/1/14      4,695,637
                                                                       5,679,500
                           Movies & Entertainment - 0.7%
     2,765,000             AMC Entertainment Holdings, Inc., 9.75%, 12 2,875,600
                           Publishing - 0.5%
     400,000               Interactive Data Corp., 10.25%, 8/1/18 (144   438,000
     1,400,000             TL Acquisitions, Inc., 10.5%, 1/15/15 (144A 1,445,500
                                                                       1,883,500
                           Total Media                                40,114,115
                           Retailing - 2.7%
                           Automotive Retailing - 0.2%
     640,000               Sonic Automotive, Inc., 8.625%, 8/15/13       649,600
                           Internet Retailing - 1.2%
     4,340,000             Ticketmaster Entertainment, Inc., 10.75%, 8 4,698,050
                           Specialty Stores - 1.3%
     4,615,000    (d)      Sally Holdings LLC, 10.5%, 11/15/16         5,088,038
                           Total Retailing                            10,435,688
                           Food, Beverage & Tobacco - 5.6%
                           Agricultural Products - 1.6%
     5,622,000             Southern States Cooperative, Inc., 11.25%,  5,959,320
                           Brewers - 1.6%
     5,885,000             Cia Brasileira de Bebida, 10.5%, 12/15/11   6,341,087
                           Packaged Foods & Meats - 1.5%
     775,000               Bertin, Ltd., 10.25%, 10/5/16 (144A)          841,728
     1,500,000             FAGE Dairy Industry SA/FAGE USA Dairy Indus 1,324,360
     500,000               Marfrig Overseas, Ltd., 9.625%, 11/16/16 (1   526,250
     2,862,000             Minerva Overseas II, Ltd., 10.875%, 11/15/1 3,026,565
                                                                       5,718,903
                           Tobacco - 0.9%
     3,450,000             Alliance One International, Inc., 10.0%, 7/ 3,536,250
                           Total Food, Beverage & Tobacco             21,555,560


                           Health Care Equipment & Services - 6.5%
                           Health Care Equipment & Services - 1.1%
     3,000,000             Accellent, Inc., 10.0%, 11/1/17 (144A)      2,835,000
     1,200,000             ConvaTec Healthcare E SA, 10.5%, 12/15/18 ( 1,216,500
                                                                       4,051,500
                           Health Care Facilities - 2.1%
     110,000               HCA, Inc., 9.875%, 2/15/17                    121,000
     535,000               HCA, Inc., 6.25%, 2/15/13                     545,700
     3,308,147    (c)      HCA, Inc., 9.625%, 11/15/16                 3,543,852
     3,725,000             Surgical Care Affiliates, Inc., 10.0%, 7/15 3,780,875
                                                                       7,991,427
                           Health Care Services - 1.8%
     1,287,000             Bioscrip, Inc., 10.25%, 10/1/15             1,325,610
     2,527,000             Gentiva Health Services, Inc., 11.5%, 9/1/1 2,754,430
     2,837,000             Hologic, Inc., 2.0%, 12/15/37               2,964,665
                                                                       7,044,705
                           Health Care Supplies - 1.5%
     365,000               Alere, Inc., 9.0%, 5/15/16                    375,950
     1,000,000             Bausch & Lomb, Inc., 9.875%, 11/1/15        1,070,000
     4,085,000    (c)      Biomet, Inc., 10.375%, 10/15/17             4,483,288
                                                                       5,929,238
                           Total Health Care Equipment & Services     25,016,870
                           Pharmaceuticals & Biotechnology & Life Sciences -
				   1.1%
                           Biotechnology - 0.5%
     1,729,000             Lantheus Medical Imaging, Inc., 9.75%, 5/15 1,806,805
                           Life Sciences Tools & Services - 0.6%
     961,893      (c)      Catalent Pharma Solutions, Inc., 9.5%, 4/15   971,512
     1,344,000             PharmaNet Development Group, Inc., 10.875%, 1,397,760
                                                                       2,369,272
                           Total Pharmaceuticals & Biotechnology & Lif 4,176,077
                           Banks - 1.4%
                           Diversified Banks - 0.4%
     1,265,000    (a)      ABN AMRO North American Holding Preferred C 1,072,088
     400,000      (a)      Banco Macro SA, 10.75%, 6/7/12                301,000
                                                                       1,373,088
                           Regional Banks - 1.0%
     1,225,000    (a)(h)   PNC Financial Services Group, Inc., 8.25%   1,306,205
     1,790,000    (a)      State Street Capital Trust III, 8.25%, 3/15 1,818,640
     750,000      (a)(h)   Wells Fargo Capital XV, 9.75%                 834,375
                                                                       3,959,220
                           Total Banks                                 5,332,308
                           Diversified Financials - 2.9%
                           Asset Management & Custody Banks - 0.4%
     575,000      (g)      Janus Capital Group, Inc., 6.5%, 6/15/12      621,885
     975,000      (a)      Janus Capital Group, Inc., 6.95%, 6/15/17   1,015,781
                                                                       1,637,666
                           Investment Banking & Brokerage - 0.5%
     2,325,000    (a)(h)   Goldman Sachs Capital II, 5.793%            1,970,437
                           Specialized Finance - 2.0%
     500,000               Capital One Capital V, 10.25%, 8/15/39        535,000
     695,000               National Money Mart Co., 10.375%, 12/15/16    750,600
     8,150,000             NCO Group, Inc., 11.875%, 11/15/14          6,520,000
                                                                       7,805,600
                           Total Diversified Financials               11,413,703


                           Insurance - 6.8%
                           Insurance Brokers - 3.0%
     3,305,000             Alliant Holdings I, Inc., 11.0%, 5/1/15 (14 3,445,463
     100,000               HUB International Holdings, Inc., 9.0%, 12/   101,250
     4,455,000             HUB International Holdings, Inc., 10.25%, 6 4,466,137
     2,286,000    (a)      U.S.I. Holdings Corp., 4.125%, 11/15/14 (14 2,000,250
     1,610,000             U.S.I. Holdings Corp., 9.75%, 5/15/15 (144A 1,626,100
                                                                      11,639,200
                           Multi-Line Insurance - 1.4%
     3,075,000    (a)      Liberty Mutual Group, Inc., 10.75%, 6/15/58 3,720,750
     1,100,000             MetLife, Inc., 10.75%, 8/1/39               1,474,000
                                                                       5,194,750
                           Property & Casualty Insurance - 1.4%
     5,300,000             Allmerica Financial Corp., 7.625%, 10/15/25 5,312,116
                           Reinsurance - 1.0%
EURO 275,000      (a)      Atlas Reinsurance Plc, 10.95%, 1/10/11 (144   368,002
     375,000      (a)      Blue Fin, Ltd., 4.65% 4/10/12 (144A)          366,413
     250,000      (a)      Ibis Re, Ltd., 10.507%, 5/10/12 (144A)        266,650
     800,000               Lodestone Re, Ltd., 7.38%, 1/8/14, (144A)     799,440
     300,000      (a)      Montana Re, Ltd., 13.502%, 12/7/12 (144A)     302,790
     250,000      (a)      Mystic Re II, Ltd., 10.252%, 6/7/11 (144A)    254,275
     650,000      (a)      Residential Reinsurance 2008, Ltd., 7.002%,   659,165
     850,000      (a)      Residential Reinsurance 2008, Ltd., 11.752%   874,480
                                                                       3,891,215
                           Total Insurance                            26,037,281
                           Real Estate - 1.2%
                           Real Estate Operating Companies - 1.2%
     122,464      (a)      Alto Palermo SA, 11.0%, 6/11/12 (144A)         53,884
     5,000,000             Forest City Enterprises, Inc., 7.625%, 6/1/ 4,668,750
                           Total Real Estate                           4,722,634
                           Software & Services - 4.2%
                           Application Software - 0.9%
     1,870,000             Vangent, Inc., 9.625%, 2/15/15              1,692,350
     1,710,000             Allen Systems Group, Inc., 10.5%, 11/15/16  1,722,825
                                                                       3,415,175
                           Data Processing & Outsourced Services - 1.0%
     399,000               First Data Corp., 9.875%, 9/24/15             380,048
     1,783,000             First Data Corp., 8.25%, 1/15/21 (144A)     1,711,680
     1,783,000             First Data Corp., 12.63%, 1/15/21 (144A)    1,702,765
                                                                       3,794,493
                           Internet Software & Services - 0.9%
     2,892,000             Terremark Worldwide, Inc., 12.0%, 6/15/17   3,311,340
                           IT Consulting & Other Services - 0.7%
     2,845,000             Activant Solutions, Inc., 9.5%, 5/1/16      2,859,225
                           Systems Software - 0.7%
     3,775,781    (c)(f)   Pegasus Solutions, Inc., 13.0%, 4/15/14 (14 2,831,836
                           Total Software & Services                  16,212,069
                           Technology Hardware & Equipment - 0.9%
                           Computer Storage & Peripherals - 0.2%
     600,000               Seagate Technology International, 10.0%, 5/   703,500
                           Computer Storage & Peripherals - 0.4%
     1,550,000             Da-Lite Screen Co., Inc., 12.5%, 4/1/15     1,697,250
                           Electronic Equipment & Instruments - 0.3%
     1,100,000             Atkore International, Inc., 9.88%, 1/1/18 ( 1,144,000
                           Total Technology Hardware & Equipment       3,544,750

                           Telecommunication Services - 6.0%
                           Alternative Carriers - 0.7%
     2,210,000             Global Crossing, Ltd., 12.0%, 9/15/15       2,491,775
                           Integrated Telecommunication Services - 3.8%
     1,100,000             Bakrie Telecom PTE, Ltd., 11.5%, 5/7/15 (14 1,190,750
     4,295,000             Broadview Networks Holdings, Inc., 11.375%, 4,198,363
     600,000               Paetec Holding Corp., 9.88%, 12/1/18 (144A)   616,500
     539,000               Cincinnati Bell, Inc., 8.75%, 3/15/18         505,312
     3,000,000             GCI, Inc., 7.25%, 2/15/14                   3,037,500
     1,000,000             Paetec Holding Corp., 8.875%, 6/30/17       1,067,500
     3,865,000    (d)      Paetec Holding Corp., 9.5%, 7/15/15         4,000,275
                                                                      14,616,200
                           Wireless Telecommunication Services - 1.5%
     2,500,000             Intelsat Jackson Holdings, Ltd., 11.5%, 6/1 2,693,750
     3,020,000             True Move Co., Ltd., 10.75%, 12/16/13 (144A 3,246,500
                                                                       5,940,250
                           Total Telecommunication Services           23,048,225
                           Utilities - 3.8%
                           Electric Utilities - 0.7%
     885,000               Energy Future Holdings Corp., 10.0%, 1/15/2   910,464
     2,105,000             Texas Competitive Electric Holdings Co., LL 1,841,875
                                                                       2,752,339
                           Gas Utilities - 0.8%
     2,740,000    (d)      Northern Tier Energy LLC, 10.5%, 12/1/17    2,794,800
                           Independent Power Producers & Energy Traders - 2.0%
     3,890,000             Foresight Energy Corp., 9.625%, 8/15/17 (14 4,142,850
     1,800,000             Intergen NV, 9.0%, 6/30/17 (144A)           1,908,000
     1,500,000             Star Energy Geothermal (Wayang Windu), Ltd. 1,707,323
                                                                       7,758,173
                           Multi - Utilities - 0.3%
     1,000,000             PNM Resources, Inc., 9.25%, 5/15/15         1,105,000
                           Total Utilities                            14,410,312
                           TOTAL CORPORATE BONDS & NOTES
                           (Cost $397,445,411)                       426,112,440

                           CONVERTIBLE BONDS & NOTES - 6.3% of Net Assets
                           Energy - 1.6%
                           Coal & Consumable Fuels - 0.5%
     1,905,000             Massey Energy Co., 3.25%, 8/1/15            1,859,756
                           Oil & Gas Drilling - 0.9%
     2,265,000    (d)      Hercules Offshore, Inc., 10.5%, 10/15/17    1,729,894
     1,600,000    (d)      Transocean, Ltd., 1.5%, 12/15/37            1,576,000
                                                                       3,305,894
                           Oil & Gas Exploration & Production - 0.2%
     1,340,000             Chesapeake Energy Corp., 2.5%, 5/15/37      1,195,950
                           Total Energy                                6,361,600
                           Materials - 0.9%
                           Diversified Chemicals - 0.9%
     4,000,000    (e)      Hercules, Inc., 6.5%, 6/30/29               3,400,000
                           Total Materials                             3,400,000
                           Capital Goods - 0.5%
                           Electrical Components & Equipment - 0.5%
     500,000               JA Solar Holdings Co., Ltd., 4.5%, 5/15/13    475,625
     1,569,000             Suntech Power Holdings Co., Ltd., 3.0%, 3/1 1,374,836
                           Total Capital Goods                         1,850,461
                           Transportation - 0.8%
                           Marine - 0.8%
     3,511,000             Horizon Lines, Inc., 4.25%, 8/15/12         3,234,509
                           Total Transportation                        3,234,509

                           Media - 0.4%
                           Movies & Entertainment - 0.4%
     1,832,000             Live Nation, Inc., 2.875%, 7/15/27          1,637,350
                           Total Media                                 1,637,350
                           Health Care Equipment & Services - 0.8%
                           Health Care Facilities - 0.7%
     1,985,000    (d)      LifePoint Hospitals, Inc., 3.25%, 8/15/25   1,982,519
     780,000               LifePoint Hospitals, Inc., 3.5%, 5/15/14      786,825
                                                                       2,769,344
                           Health Care Services - 0.1%
     361,000               Omnicare, Inc., 3.25%, 12/15/35               331,217
                           Total Health Care Equipment & Services      3,100,561
                           Technology Hardware & Equipment - 0.4%
                           Electronic Equipment & Instruments - 0.4%
     1,514,000             L-1 Identity Solutions, Inc., 3.75%, 5/15/2 1,510,215
                           Total Technology Hardware & Equipment       1,510,215
                           Telecommunication Services - 0.9%
                           Alternative Carriers - 0.9%
     3,025,000             Time Warner Telecom, Inc., 2.375%, 4/1/26   3,331,281
                           Total Telecommunication Services            3,331,281
                           TOTAL CONVERTIBLE BONDS & NOTES
                           (Cost $17,970,955)                         24,425,977

                           MUNICIPAL BONDS - 5.4% of Net Assets
                           Indiana  - 1.5%
     1,650,000             East Chicago Industrial Pollution Control R 1,579,347
     4,250,000             Indiana Development Finance Authority Reven 4,285,360
                                                                       5,864,707
                           Michigan - 0.0%
     3,000,000    (f)      Wayne Charter Escrow, 0.0%, 12/1/15              30
                           New Jersey - 1.2%
     4,525,000             New Jersey Economic Development Authority R 4,525,995
                           New York - 0.9%
     3,475,000             New York City Industrial Development Agency 3,498,456
                           North Carolina  - 1.8%
     6,300,000             Charlotte Special Facilities Refunding Reve 5,277,006
     1,670,000             Charlotte Special Facilities Refunding Reve 1,602,916
                                                                       6,879,922
                           TOTAL MUNICIPAL BONDS
                           (Cost $16,740,580)                         20,769,110

MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 0.5% of
Net Assets
     3,300,000    (a)(i)   Non-Profit Preferred Funding Trust I, 12.0% 1,992,573
                           TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION
                           (Cost $3,293,400)                           1,992,573

                           SOVEREIGN DEBT OBLIGATIONS - 1.0% of Net Assets
                           Argentina - 0.4%
     1,200,000             City of Buenos Aires, 12.5%, 4/6/15 (144A)  1,335,000
                           Russia - 0.6%
     2,076,400    (g)      Russia Government International Bond, 7.5%, 2,401,357
                           TOTAL SOVEREIGN DEBT OBLIGATIONS
                           (Cost $2,648,307)                           3,736,357

                           FLOATING RATE LOAN INTERESTS - 5.2% of Net Assets (j)
                           Energy - 0.3%
                           Coal & Consumable Fuels - 0.2%
     750,000               Bumi Resources Term Loan, 11.265%, 8/7/13     750,000
                           Oil & Gas Exploration & Production - 0.1%
     443,545               Venoco, Inc., Second Lien Term Loan, 4.3125   425,896
                           Total Energy                                1,175,896
                           Materials - 0.6%
                           Diversified Chemicals - 0.2%
     413,566               Ineos US Finance LLC, Facility Term Loan B-   427,524
     413,883               Ineos US Finance LLC, Facility Term Loan C-   427,851
                                                                         855,375
                           Steel - 0.4%
     1,571,050    (c)(f)   Niagara Corp. Term Loan B, 8.5%, 6/29/14    1,555,340
                           Total Materials                             2,410,715
                           Commercial & Professional Services - 0.0%
                           Diversified Support Services - 0.0%
     119,378               Rental Service Corp., Second Lien Initial T   116,930
                           Total Commercial & Professional Services      116,930
                           Food, Beverage & Tobacco - 0.3%
                           Packaged Foods & Meats - 0.3%
     1,300,000             Pierre Foods, Inc., Second Lien Term Loan,  1,296,208
                           Total Food, Beverage & Tobacco              1,296,208
                           Health Care Equipment & Services - 1.0%
                           Health Care Services - 0.3%
     1,146,338             Prime Healthcare Services Term Loan B, 7.25 1,114,813
                           Health Care Technology - 0.4%
     1,400,000             Medical Card 1st Lien Term Loan, 12.0%, 9/1 1,410,500
                           Managed Health Care - 0.3%
     490,116               Aveta, Inc., MMM Term Loan, 8.5%, 4/14/15     486,441
     490,117               Aveta, Inc., NAMM Term Loan, 8.5%, 4/14/15    485,624
                                                                         972,065
                           Total Health Care Equipment & Services      3,497,378
                           Automobiles & Components - 0.6%
                           Auto Parts & Equipment - 0.6%
     395,541               HHI Group Holdings LLC, Term Loan, 10.5%, 3   403,452
     1,895,250             Metaldyne LLC, First Lien Term Loan B, 7.75 1,928,417
                           Total Automobiles & Components              2,331,869
                           Insurance - 0.6%
                           Multi-Line Insurance - 0.6%
     373,797               AmWins Group, Inc., Initial Term Loan  2.80   352,303
     2,250,000             AmWins Group, Inc., Second Lien Initial Ter 1,933,126
                           Total Insurance                             2,285,429
                           Software & Services - 1.5%
                           Systems Software - 0.8%
     1,700,000             Applied Systems, Inc., First Lien Term Loan 1,707,446
     1,500,000             BNY Convergex Group, Term Loan, 8.75%, 12/1 1,501,250
                                                                       3,208,696
                           Application Software - 0.7%
     2,500,000             Vertafore, Inc., Second Lien Term Loan, 9.7 2,526,562
                           Total Software & Services                   5,735,258
                           Utilities - 0.3%
                           Electric Utilities - 0.3%
     187,625               Texas Competitive Electric Holdings Co. LLC   144,211
     1,181,679             Texas Competitive Electric Holdings Co. LLC   915,331
                           Total Utilities                             1,059,542
                           TOTAL FLOATING RATE LOAN INTERESTS
                           (Cost $19,878,407)                          9,909,225

                           COMMON STOCKS - 2.9% of Net Assets
                           Automobiles & Components - 0.5%
                           Auto Parts & Equipment  - 0.5%
     19,070       (k)      Lear Corp.                                  1,882,400
                           Total Automobiles & Components              1,882,400
                           Capital Goods - 0.1%
                           Building Products  - 0.1%
     894          (g)(k)(i)Panolam Holdings Co.                          438,060
                           Total Capital Goods                           438,060
                           Energy - 0.1%
                           Oil & Gas Drilling  - 0.1%
     13,045                Rowan Companies, Inc.                         455,401
                           Total Energy                                  455,401
                           Materials - 1.5%
                           Commodity Chemicals  - 0.3%
     51,005       (k)      Georgia Gulf Corp.                          1,227,180

                           Diversified Chemicals  - 1.0%
     115,678               LyondellBasell Industries NV, Class A       3,979,323
                                                                       3,979,323
                           Diversified Metals & Mining  - 0.1%
     2,600                 Freeport-McMoRan Copper & Gold, Inc., Class   312,234
                           Steel  - 0.0%
     26,215       (f)      KNIA Holdings, Inc., Class A                  183,244
                           Total Materials                             5,701,981
                           Media - 0.2%
                           Cable & Satellite  - 0.2%
     17,042       (k)      Charter Communications, Inc.                  663,615
                           Total Media                                   663,615
                           Pharmaceuticals & Biotechnology & Life Sciences-0.2%
                           Pharmaceuticals  - 0.2%
     17,818                Teva Pharmaceutical Industries, Ltd. (A.D.R   928,852
                           Total Pharmaceuticals & Biotechnology & Lif   928,852
                           Software & Services - 0.0%
                           Systems Software  - 0.0%
     10,942       (f)(k)   Perseus Holding Corp.                            0
                           Total Software & Services                        0
                           Transportation - 0.3%
                           Airlines  - 0.3%
     97,306       (k)      Delta Airlines, Inc.                        1,226,056
                           Total Transportation                        1,226,056
                           TOTAL COMMON STOCKS
                           (Cost $7,617,513)                          11,296,365

                           CONVERTIBLE PREFERRED STOCK - 0.5% of Net Assets Diversified Financials - 0.5%
                           Other Diversified Financial Services - 0.5%
     1,880                 Bank of America Corp., 7.25%                1,799,104
                           Total Diversified Financials                1,799,104
                           TOTAL CONVERTIBLE PREFERRED STOCK
                           (Cost $1,383,242)                           1,799,104


                           PREFERRED STOCK - 0.0% of Net Assets
                           Software & Services - 0.0%
                           Systems Software  - 0.0%
     5,745        (f)      Perseus Holding Corp., 14.0% (144A)              0
                           TOTAL PREFERRED STOCK
                           (Cost $0)                                        0

                           RIGHTS/WARRANTS - 0.1% of Net Assets
                           Energy - 0.1%
                           Oil & Gas Exploration & Production - 0.1%
     2,500,000    (k)      Norse Energy Corp. ASA, Expires 7/14/11        73,118
     1,310,558    (k)      Norse Energy Corp. ASA, Expires 6/16/15       135,283
     250,000               Panoro Energy Corp.                            40,000
                           Total Energy                                  248,401
                           TOTAL RIGHTS/WARRANTS
                           (Cost $598,018)                               248,401

                           ESCROW HOLDINGS - 0.0% of Net Assets
                           Automobiles & Components - 0.0%
                           Auto Parts & Equipment  - 0.0%
     4,535,000    (f)(k)   Lear Corp.                                       45
                           Total Automobiles & Components                   45
                           TOTAL ESCROW HOLDINGS
                           (Cost $0)                                        45

                           TEMPORARY CASH INVESTMENTS - 8.2% of Net Assets
                           Repurchase Agreements - 0.8%
     3,100,000             Deutsche Bank AG, 0.28%, dated 12/31/10, re 3,100,000
                           plus accrued interest on 1/3/11 collateralized by
$3,162,000 Federal National
                           Mortgage Association, 7.0%, 8/1/38
                           Total Repurchase Agreements                 3,100,000

                           Securities Lending Collateral - 7.4%(l)
                           Certificates of Deposit:
     810,787               Bank of Nova Scotia, 0.37%, 9/29/11           810,787
     567,552               BBVA Group NY, 0.61%, 7/26/11                 567,552
     591,421               BNP Paribas Bank NY, 0.1%, 1/3/11             591,421
     405,395               BNP Paribas Bank NY, 0.29%, 2/8/11            405,395
     405,395               BNP Paribas Bank NY, 0.3%, 1/20/11            405,395
     810,787               Canadian Imperial Bank of Commerce NY, 0.29   810,787
     810,787               DnB NOR Bank ASA NY, 0.25%, 3/7/11            810,787
     405,368               National Australia Bank NY, 0.31%, 10/19/11   405,368
     810,787               RoboBank Netherland NV NY, 0.31%, 8/8/11      810,787
     810,787               Royal Bank of Canada NY, 0.44%, 12/2/11       810,787
     405,395               SocGen NY,  0.30%, 2/10/11                    405,395
     810,787               Westpac Banking Corp. NY, 0.44%, 12/6/11      810,787
                                                                       7,645,248
                           Commercial Paper:
     486,472               American Honda Finance, 0.30%, 5/4/11         486,472
     325,503               American Honda Finance, 1.05%, 6/20/11        325,503
     297,836               Australia & New Zealand Banking Group, 0.89   297,836
     825,964               Caterpillar Financial Services Corp., 1.05%   825,964
     891,866               CBA, 0.32%, 1/3/11                            891,866
     243,169               CHARFD, 0.26%, 2/8/11                         243,169
     405,296               FAIRPP, 0.27%, 2/2/11                         405,296
     416,250               FAIRPP, 0.27%, 3/7/11                         416,250
     810,855               Federal Home Loan Bank, 0.37%, 6/1/11         810,855
     405,389               GE Corp., 0.34%, 1/26/11                      405,389
     405,533               General Electric Capital Corp., 0.38%, 4/28   405,533
     81,047                General Electric Capital Corp., 0.38%, 6/6/    81,047
     810,368               OLDLLC, 0.27%, 3/11/11                        810,368
     810,462               SEB, 0.39%, 2/7/11                            810,462
     972,939               SOCNAM, 0.1%, 1/3/11                          972,939
     405,351               SOCNAM, 0.29%, 1/14/11                        405,351
     486,164               STDFIN, 0.6%, 2/8/11                          486,164
     810,607               STRAIT, 0.25%, 2/2/11                         810,607
     405,366               TBLLC, 0.27%, 1/10/11                         405,366
     405,296               TBLLC, 0.27%, 2/2/11                          405,296
     810,787               Toyota Motor Credit Corp., 0.44%, 9/8/11      810,787
     324,212               VARFUN, 0.26%, 2/14/11                        324,212
     494,169               VARFUN, 0.27%, 1/20/11                        494,169
     486,481               Wachovia, 0.40%, 3/22/11                      486,481
     324,525               Wachovia, 0.42%, 10/15/11                     324,525
                                                                      13,141,907
                           Tri-party Repurchase Agreements:
     1,183,750             Barclays Capital Markets,  0.2%, 10/1/10    1,183,750
     1,621,575             JPMorgan, Inc., 0.22%, 10/1/10              1,621,575
     2,351,283             RBS Securities, Inc., 0.25%, 10/1/10        2,351,283
                                                                       5,156,608

     Shares
                           Money Market Mutual Funds:
     1,297,260             Dreyfus Preferred Money Market Fund         1,297,260
     1,297,260             Fidelity Prime Money Market Fund            1,297,260
                                                                       2,594,520
     28,538,283            Total Securities Lending Collateral        28,538,283
                           TOTAL TEMPORARY CASH INVESTMENTS
                           (Cost $31,638,283)                         31,638,283

                           TOTAL INVESTMENTS IN SECURITIES - 144.3%
                           (Cost $512,277,415) (m)(n)                555,131,658
                           OTHER ASSETS AND LIABILITIES - (5.0)% -19,444,536 PREFERRED SHARES AT REDEMPTION VALUE,
                           INCLUDING DIVIDENDS PAYABLE - (39.3)% -151,008,238 NET ASSETS APPLICABLE TO
                           COMMON SHAREOWNER                         384,678,884

     NR                    Security not rated by S&P or Moody's.

     (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2010, the value of these securities amounted to $188,780,863 or 49.1% of total net assets applicable To common shareowners.

     (a) Floating rate note. The rate shown is the coupon rate at December 31, 2010.

     (b)                   Security is in default and is non-income producing.

     (c)              Payment-in Kind (PIK) security which may pay interest in
                           additional principal amount.

     (d) At December 31, 2010, the following securities were out on loan:

     Principal
     Amount
     USD($)                Description                                 Market
Value
     1,386,000             Blue Acquisition Sub, Inc., 9.88%, 10/15/18 1,476,090
     1,095,000             Graham Packaging Co., 9.875%, 10/15/14      1,133,325
     3,230,000             Graphic Packaging International, Inc., 9.5% 3,294,600
     2,242,000             Hercules Offshore, Inc., 10.5%, 10/15/17    1,712,328
     1,327,000             Ineos Group Holdings Plc, 8.5%, 2/15/16 (14 1,263,968
     1,965,000             LifePoint Hospitals, Inc., 3.25%, 8/15/25   1,962,544
     400,000               Manitowoc Co., Inc., 9.5%, 2/15/18           438,000
     2,710,000             Northern Tier Energy LLC, 10.5%, 12/1/17    2,764,200
     1,149,000             Paetec Holding Corp., 9.5%, 7/15/15         1,189,215
     4,565,000             Sally Holdings LLC, 10.5%, 11/15/16         5,032,913
     1,774,000             Tower Automotive Holdings USA LLC, 10.625%, 1,898,180
     1,499,000             Transocean, Ltd., 1.5%, 12/15/37            1,476,515
     3,602,000             Yankee Acquisition Corp., 8.5%, 2/15/15     3,746,080
                                                                      27,387,956

     (e)                   Security is priced as a unit.

     (f)                   Security is valued using fair value methods
                           (other than prices supplied by independent pricing
services).

     (g) Debt obligation initially issued at one coupon which converts to another coupon at a specific date.
                           The rate shown is the rate at December 31, 2010.

     (h) Security is a perpetual bond and has no definite maturity date.

     (i)                   Indicates a security that has been deemed illiquid.
                           The aggregate cost of illiquid securities is $3,731,460. The aggregate value of $2,430,633 represents
                           0.6% of total net assets applicable to common
shareowners.

     (j) Floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined
by
                           reference to a base lending rate plus a premium.
These base lending
                           rates are generally (i) the lending rate offered by
one or more major
                           European banks, such as LIBOR (London InterBank
Offered Rate),
                           (ii) the prime rate offered by one or more major
United States banks,
                           (iii) the certificate of deposit (iv) other base
lending rates used by commercial
                           lenders.  The interest rate shown is the rate
accruing at December 31, 2010.

     (k)                   Non-income producing.

(l)                   Securities lending collateral is managed by Credit
Suisse AG, New York Branch.

(m) At December 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes


                           Aggregate gross unrealized gain for all investments
in which
                           there is an excess of value over tax cost 63,968,386

                           Aggregate gross unrealized loss for all investments
in which
                           there is an excess of tax cost over valu -1,114,143
                           Net unrealized gain                        42,854,243

For financial reporting purposes net unrealized gain was $42,854,243 and cost of investments aggregated $512,277,415.

(n)                   Distribution of investments by country of issue, as a
percentage of
                           total holdings, is as follows:
                           United States                                  81%
                           Canada                                           3
                           Cayman Islands                                   2
                           Netherlands                                      2
                           Bermuda                                          2
                           Norway                                           2
                           Brazil                                           1
                           United Kingdom                                   1
                           Other (individually less than 1%)                5
                                                                         100%
                           Note: Principal amounts are denominated in U.S. dollars unless otherwise denoted.
                           Euro  EURO
                           Norwegian Krone  NOK

                           Glossary of Terms:
                           American Depositary Receipt (A.D.R.)

Purchases and sales of securities (excluding temporary cash investments) for the nine months ended December 31, 2010, aggregated
                           $120,355,918 and $35,685,602, respectively.

Various inputs are used in determining the value of the
                         Trust's investments.  These inputs are summarized in
the
                         three broad levels listed below.
                         Highest priority is given to Level 1 inputs and lowest
                             priority is given to Level 3.
                         Level 1 - quoted prices in active markets for identical
                            securities
                         Level 2 - other significant observable inputs
(including
                             quoted prices for similar securities, interest
rates,
                             prepayment speeds, credit risk, etc.)
                         Level 3 - significant unobservable inputs (including
the
                             Trust's own assumptions in determining fair value
of
                             investments)

                         The following is a summary of the inputs used as of
December
                         31, 2010, in valuing the Trust's assets:
                                  Level 1      Level 2     Level 3     Total
Asset backed securities             $0      $10,346,775       $0    $10,346,775
Collateralized mortgage b            0       2,857,003        0       2,857,003
Corporate bonds & notes (environ     0       1,257,091    133,493     1,390,584
Corporate bonds & notes (systems     0           0      2,831,636     2,831,636
Corporate bonds & notes (casinos     0           0      1,209,500     1,209,500
Corporate bonds & notes (other)      0     420,860,520        0     420,860,520
Convertible bonds & notes            0      24,425,977        0      24,425,977
Municipal bonds                      0      20,769,080        0      20,769,080
Municipal collaterized debt          0       1,992,573        0       1,992,573
Sovereign debt obligation            0       3,736,357        0       3,736,357
Floating rate loans (steel)          0           0       1,555,340    1,555,340
Floating rate loans (other indus     0      18,353,885        0      18,353,885
Common stock (steel)                 0           0        183,244       183,244
Common stock (building products)     0           0        438,060       438,060
Common stock (other industries) 10,675,061       0            0      10,675,061
Convertible preferred stocks         0       1,799,104        0       1,799,104
Rights/Warrants                    248,401       0            0         248,401
Escrow holdings                      0           0            45          45
Temporary Cash Investments           0      29,043,763        0      29,043,763
Money market mutual funds        2,594,520       0            0       2,594,520
Total                         $13,517,982 $535,262,128  $6,351,548  $555,131,658

The following is a reconciliation of assets valued using significant unobservable inputs (level 3):

                     Balance   Change in unreal. Net purch Transfer  Balance as
                    of 3/31/10     app (dep)     (sales)  in/out of  of 12/31/10
							      Level 3
Corporate bonds (environ)    $0     $5,993        $0     $127,500    $133,493
Corporate bonds(system)2,585,250   (82,195)    328,781        0      2,831,836
Corporate bonds(casinos)      0         0    1,209,500        0      1,209,500
Muncipial bonds (Michigan)     0        30          0         0           30
Floating rate loan     1,546,097   (4,008)     13,251         0      1,555,340
Common stock (steel)    203,428    (20,184)          0        0        183,244
Common stock (building) 438,060        0             0        0        438,060
Escrow holdings              0         0              0       45          45
Ending balance      $4,772,835  ($100,364)   $1,551,532  ($127,545)  $3,433,981

*  Transfers are calculated beginning of period.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 1, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 1, 2011



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 1, 2011

* Print the name and title of each signing officer under his or her signature.